Directors' and key management remuneration - Key management (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Directors' and key management remuneration
Short-term benefits	£ 20,316	£ 19,019
Post-employment benefits	82	434
Share-based payments		3,558
Total remuneration	£ 20,398	£ 23,011